Putnam Short Duration Bond Fund
The fund's portfolio
1/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (64.7%)(a)
	Principal amount	Value
Banking (15.8%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	$4,100,000	$4,192,297
AIB Group PLC 144A sr. unsec. FRN 7.583%, 10/14/26 (Ireland)	1,458,000	1,504,714
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	19,600,000	17,776,439
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	20,802,000	21,748,475
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	14,565,000	14,445,997
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,587,712
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	2,300,000	2,365,095
BNP Paribas SA company guaranty unsec. sub. notes Ser. MTN, 4.25%, 10/15/24 (France)	3,375,000	3,341,588
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,427,137
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,043,289
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,854,445
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	10,945,000	10,730,353
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	4,825,000	4,792,691
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	7,094,000	6,471,651
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	2,111,000	1,924,403
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,820,276
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	4,123,949
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	880,000	916,175
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,050,755
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	4,000,000	4,082,027
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,737,312
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,224,295
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	2,113,000	2,095,125
Lloyds Banking Group PLC sr. unsec. unsub. bonds 5.462%, 1/5/28 (United Kingdom)	5,000,000	5,029,346
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,781,613
PNC Bank NA unsec. sub. notes Ser. BKNT, 4.05%, 7/26/28	6,300,000	6,068,781
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	3,410,000	3,474,115
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,656,942
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,434,218
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,799,491
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	5,643,000	5,619,378
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	3,890,000	3,923,154
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	943,459
UBS Group AG sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,656,086
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	5,750,000	5,794,399
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	2,270,000	2,790,466
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	5,500,000	5,058,317
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,254,452
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,898,592

		198,439,009
Basic materials (3.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	265,000	276,158
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,369,000	1,402,328
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	232,000	233,143
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	787,000	782,427
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	9,736,076
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,287,509
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	4,033,426
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	8,072,312
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	2,500,000	2,627,938
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.40%, 5/8/28	1,429,000	1,454,768
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,323,174
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	891,175
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,814,017
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,286,654

		48,221,105
Capital goods (2.7%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	5,000	4,919
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	10,159,735
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,861,052
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,599,000	1,447,351
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,120,682
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	2,550,000	2,510,758
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,746,361

		33,850,858
Communication services (4.3%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	4,403,000	4,152,657
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	8,161,000	7,564,432
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,247,000	7,152,149
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,193,380
Crown Castle, Inc. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	6,742,065
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	681,817
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,621,823
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,484,000	1,603,352
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,488,107
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.25%, 2/15/26	1,257,000	1,191,748
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	10,000,000	9,525,136

		53,916,666
Consumer cyclicals (5.2%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	9,898,230
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,677,832
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	7,985,726
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	3,362,000	3,438,794
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	750,000	730,889
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,344,867
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	10,000,000	10,291,245
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,817,307
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,306,112
Tapestry, Inc. sr. unsec. notes 7.05%, 11/27/25	750,000	767,195
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,093,755
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,480,489

		64,832,441
Consumer finance (4.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.10%, 1/15/27 (Ireland)	10,000,000	10,226,323
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	2,900,000	2,689,800
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,100,000	2,061,699
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,487,224
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	2,805,000	2,873,300
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	6,485,000	6,448,287
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	8,280,000	8,332,890
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,939,089
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	13,820,764

		55,879,376
Consumer staples (3.2%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,459,176
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,879,731
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,889,968
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	1,660,000	1,468,095
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	6,172,037
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.35%, 3/22/26	1,365,000	1,385,838
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28	2,000,000	2,045,043
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,392,000	1,380,529
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,365,349
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,141,680

		40,187,446
Energy (1.0%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	5,380,000	5,132,416
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	1,800,000	1,868,429
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	3,000,000	3,096,627
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	766,000	779,364
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	1,194,000	1,199,762
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	332,000	331,828

		12,408,426
Financial (1.3%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,640,563
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,227,632
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	399,000	419,477
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,925,831
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	1,080,000	1,107,583

		16,321,086
Health care (4.3%)
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,612,443
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	2,000,000	2,005,050
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,799,310
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	5,543,000	5,131,283
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	8,500,000	8,130,639
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,307,857
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	2,020,000	2,084,637
HCA, Inc. company guaranty sr. unsec. notes 5.20%, 6/1/28	4,800,000	4,848,354
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,448,000	1,417,329
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	5,735,000	5,723,030
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	1,502,000	1,495,160
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	3,949,885

		53,504,977
Insurance (2.1%)
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	10,922,171
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,042,794
Corebridge Financial, Inc. sr. unsec. notes 3.65%, 4/5/27	4,715,000	4,526,613
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,904,678
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,614,418

		26,010,674
Investment banking/Brokerage (5.2%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	4,581,000	4,205,747
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	4,299,000	3,924,369
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	765,000	784,987
Deutsche Bank AG sr. unsec. unsub. notes 6.819%, 11/20/29 (Germany)	2,000,000	2,101,686
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,707,881
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	5,270,000	4,961,456
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	13,795,231
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,701,796
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,119,000	4,112,859
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,445,000	2,453,937
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,700,826
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,731,874

		65,182,649
Real estate (0.5%)
Public Storage sr. unsec. notes 5.125%, 1/15/29(R)	1,745,000	1,790,197
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,339,000	2,290,252
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	1,410,000	1,371,164
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	876,000	828,732

		6,280,345
Technology (4.6%)
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	5,955,775
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,157,784
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,488,722
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,750,000	1,813,851
Meta Platforms, Inc. sr. unsec. notes 4.60%, 5/15/28	2,500,000	2,525,673
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	4,600,000	4,463,041
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	2,972,897
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,305,452
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,177,511
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000,000	9,494,363
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	12,804,446
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,547,464

		57,706,979
Transportation (0.8%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,515,197
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,277,764
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,887,400
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,288,880

		9,969,241
Utilities and power (5.4%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,564,845
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	1,250,000	1,319,905
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,140,000	1,134,660
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,728,048
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,847,837
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,751,510
Energy Transfer LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	3,959,051
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,000,000	1,018,105
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	5,855,572
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	934,789
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 4.15%, 7/15/27	3,500,000	3,360,930
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,430,186
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	2,220,000	2,238,713
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	1,653,000	1,669,692
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,826,591
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,880,530
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	785,000	813,297
Pacific Gas and Electric Co. sr. notes 3.00%, 6/15/28	8,686,000	7,969,434
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,776,834
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,161,939

		68,242,468

Total corporate bonds and notes (cost $842,170,658)		$810,953,746

MORTGAGE-BACKED SECURITIES (15.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$11,377	$11,791
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,291	4,234
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	4,011	3,746
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	9,313	8,773
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	4,601	4,500

		33,044
Commercial mortgage-backed securities (8.6%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.279%, 12/18/37 (Cayman Islands)	1,116,819	1,102,858
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.646%, 6/15/36	1,982,906	1,948,970
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.554%, 4/15/37	4,023,345	3,887,758
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.897%, 11/15/54(WAC)	52,448,284	1,138,731
FRB Ser. 17-BNK8, Class XA, IO, 0.847%, 11/15/50(WAC)	25,590,718	555,882
BDS, Ltd. 144A
FRB Ser. 21-FL8, Class B, 6.799%, 1/18/36 (Cayman Islands)	3,538,000	3,481,742
FRB Ser. 21-FL8, Class A, 6.369%, 1/18/36 (Cayman Islands)	2,579,493	2,553,698
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.799%, 12/16/36 (Cayman Islands)	2,769,998	2,755,463
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.519%, 11/16/38 (Cayman Islands)	768,158	754,244
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.496%, 8/10/49(WAC)	7,780,529	181,766
FRB Ser. 17-CD6, Class XA, IO, 1.014%, 11/13/50(WAC)	17,504,075	402,806
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.76%, 5/10/58(WAC)	30,156,674	754,062
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	152,737	143,603
Citigroup Commercial Mortgage Trust FRB Ser. 14-GC19, Class GC19, 5.226%, 3/11/47(WAC)	1,191,000	1,151,733
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.226%, 3/11/47(WAC)	2,888,000	2,728,063
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.47%, 12/10/44(WAC)	332,000	282,200
FRB Ser. 13-CR13, Class C, 5.097%, 11/10/46(WAC)	2,872,000	2,696,595
FRB Ser. 14-CR17, Class C, 4.892%, 5/10/47(WAC)	1,040,000	910,263
FRB Ser. 15-CR25, Class B, 4.666%, 8/10/48(WAC)	3,315,000	3,211,111
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,744,000	2,704,382
FRB Ser. 14-CR20, Class XA, IO, 1.071%, 11/10/47(WAC)	49,729,671	120,346
FRB Ser. 15-CR26, Class XA, IO, 1.041%, 10/10/48(WAC)	38,701,638	389,803
FRB Ser. 15-LC21, Class XA, IO, 0.777%, 7/10/48(WAC)	60,027,849	381,609
FRB Ser. 14-LC15, Class XA, IO, 0.579%, 4/10/47(WAC)	2,034,882	20
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	312,433	283,855
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	468,777	154,997
CSAIL Commercial Mortgage Trust
Ser. 15-C3, Class A4, 3.718%, 8/15/48	2,063,000	1,995,570
Ser. 16-C6, Class AS, 3.346%, 1/15/49	1,876,000	1,719,203
Ser. 15-C1, Class XA, IO, 0.946%, 4/15/50(WAC)	43,272,720	174,121
FRB Ser. 18-CX12, Class XA, IO, 0.702%, 8/15/51(WAC)	170,373,054	4,413,292
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.825%, 12/15/49(WAC)	66,558,051	941,723
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.536%, 8/10/44(WAC)	3,057,788	2,826,937
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.665%, 9/25/27(WAC)	36,816,638	1,749,895
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.48%, 3/25/27(WAC)	17,882,000	655,878
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 1.01%, 6/25/26(WAC)	30,972,363	213,771
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.744%, 10/25/26(WAC)	65,609,459	824,842
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	374,134,344	325,497
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.698%, 11/16/36 (Cayman Islands)	3,187,000	3,165,976
Government National Mortgage Association FRB Ser. 21-17, IO, 1.051%, 1/16/61	18,035,182	1,353,053
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	2,990,811	2,901,506
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.196%, 1/10/47(WAC)	748,000	617,100
FRB Ser. 14-GC22, Class C, 4.839%, 6/10/47(WAC)	451,000	310,248
FRB Ser. 14-GC24, Class XA, IO, 0.807%, 9/10/47(WAC)	80,463,255	134,873
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.571%, 8/10/43(WAC)	1,211,000	915,343
FRB Ser. 11-GC5, Class B, 5.298%, 8/10/44(WAC)	2,415,000	2,125,579
Ser. 10-C1, Class B, 5.148%, 8/10/43	202,438	201,337
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.792%, 4/15/47(WAC)	2,024,000	1,926,725
FRB Ser. 13-C12, Class C, 4.09%, 7/15/45(WAC)	2,771,749	2,533,194
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 4.846%, 11/15/45(WAC)	1,535,313	1,330,655
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	532,000	444,174
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	1,340,143	1,266,663
FRB Ser. 12-LC9, Class D, 3.898%, 12/15/47(WAC)	173,000	147,050
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	36,061
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.285%, 4/20/48(WAC)	462,928	450,280
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.549%, 7/16/36 (Cayman Islands)	2,597,258	2,558,736
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C9, Class C, 3.856%, 5/15/46(WAC)	3,168,000	2,417,944
FRB Ser. 15-C26, Class XA, IO, 1.108%, 10/15/48(WAC)	46,413,608	378,526
FRB Ser. 14-C17, Class XA, IO, 1.027%, 8/15/47(WAC)	3,294,665	2,039
FRB Ser. 17-C34, Class XA, IO, 0.91%, 11/15/52(WAC)	229,910,413	4,824,992
FRB Ser. 16-C32, Class XA, IO, 0.79%, 12/15/49(WAC)	92,665,868	1,447,079
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.788%, 8/15/45(WAC)	2,277,141	2,082,559
FRB Ser. 13-C9, Class D, 3.944%, 5/15/46(WAC)	1,837,000	1,279,202
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46(WAC)	1,900,298	19
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.981%, 12/15/51(WAC)	57,125,332	1,844,280
FRB Ser. 16-UB12, Class XA, IO, 0.786%, 12/15/49(WAC)	25,820,777	379,111
FRB Ser. 18-L1, Class XA, IO, 0.647%, 10/15/51(WAC)	76,552,608	1,422,883
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.444%, 1/25/37	1,751,000	1,750,995
FRB Ser. 22-FL8, Class A, 6.994%, 1/25/37	1,584,359	1,568,260
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, (CME Term SOFR 1 Month + 2.75%), 8.091%, 5/19/38 (Bermuda)	1,951,000	1,961,067
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.14%, 12/15/50(WAC)	16,961,172	520,376
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 6.899%, 6/16/36	4,199,000	4,038,508
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	21,565	353
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.085%, 7/15/46(WAC)	898,000	638,433
FRB Ser. 16-BNK1, Class XA, IO, 1.852%, 8/15/49(WAC)	21,620,719	664,980
FRB Ser. 19-C50, Class XA, IO, 1.577%, 5/15/52(WAC)	15,672,331	887,729
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50(WAC)	23,266,926	816,062
FRB Ser. 18-C48, Class XA, IO, 1.105%, 1/15/52(WAC)	19,734,347	707,332
FRB Ser. 16-C37, Class XA, IO, 0.927%, 12/15/49(WAC)	5,122,285	85,313
FRB Ser. 18-C44, Class XA, IO, 0.865%, 5/15/51(WAC)	64,891,877	1,514,654
FRB Ser. 15-LC20, Class XB, IO, 0.628%, 4/15/50(WAC)	10,567,000	50,405
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.085%, 7/15/46(WAC)	763,000	202,203
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,067,202
FRB Ser. 12-C10, Class C, 4.478%, 12/15/45(WAC)	267,000	189,903
FRB Ser. 14-C22, Class XA, IO, 0.908%, 9/15/57(WAC)	22,455,964	48,550
FRB Ser. 14-C23, Class XA, IO, 0.69%, 10/15/57(WAC)	66,771,674	200,075
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 5.145%, 6/15/44(WAC)	2,130,000	1,774,261
Ser. 11-C4, Class E, 5.145%, 6/15/44(WAC)	40,000	29,813

		107,730,950
Residential mortgage-backed securities (non-agency) (6.7%)
Angel Oak Mortgage Trust 144A
Ser. 23-3, Class A1, 4.80%, 9/26/67	831,020	815,698
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	608,263	569,554
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	3,703,974	3,129,858
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	543,637	515,750
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	146,290	135,333
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.05%, 9/25/45	79,480	73,937
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 6.745%, 9/25/31 (Bermuda)	1,139,000	1,131,751
BRAVO Residential Funding Trust 144A
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	194,216	186,012
Ser. 21-B, Class A1, 2.115%, 4/1/69	3,117,200	3,006,988
Ser. 21-C, Class A1, 1.62%, 3/1/61	4,036,770	3,853,030
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,431,147
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36(WAC)	5,000,000	4,761,843
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,712,000	1,609,261
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.623%, 5/25/35(WAC)	58,580	56,726
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	11,328	11,261
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (CME Term SOFR 1 Month + 0.73%), 6.07%, 4/25/35	74,341	64,798
CSMC Trust 144A Ser. 20-RPL5, Class A1, 4.671%, 8/25/60(WAC)	554,955	552,325
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.159%, 4/25/28	4,696,836	4,916,486
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.81%), 10.159%, 3/25/28	222,254	229,649
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (US 30 Day Average SOFR + 2.76%), 8.109%, 12/25/29	182,544	187,897
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (US 30 Day Average SOFR + 2.46%), 7.809%, 4/25/30	286,824	293,815
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.295%, 6/25/42	1,774,702	1,825,345
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 8.145%, 10/25/50	102,548	104,057
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.995%, 7/25/42	2,343,141	2,407,578
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.645%, 8/25/42	193,457	197,526
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.545%, 5/25/42	1,116,133	1,136,363
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.495%, 9/25/42	80,725	81,732
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.445%, 3/25/42	10,908	11,037
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.445%, 10/25/33	750,000	763,125
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 2.06%), 7.409%, 10/25/49	175	176
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.345%, 4/25/42	386,032	391,079
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.145%, 1/25/51	19,020	19,207
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.995%, 1/25/34	87,235	87,671
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.645%, 2/25/42	11,780	11,820
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.345%, 1/25/42	409,232	407,766
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.195%, 9/25/41	99,067	98,544
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.145%, 10/25/41	692,795	693,175
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M1, (US 30 Day Average SOFR + 0.75%), 6.095%, 10/25/33	741,897	741,897
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.409%, 8/25/28	41,334	43,459
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.209%, 8/25/28	2,105	2,248
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.359%, 10/25/28	102,170	108,853
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.159%, 4/25/28	3,792,242	4,038,738
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.009%, 4/25/28	9,598	9,968
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.359%, 11/25/24	17,717	18,417
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.359%, 7/25/24	368,392	371,858
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.259%, 2/25/30	177,000	183,600
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (US 30 Day Average SOFR + 2.71%), 8.059%, 5/25/24	682,494	686,597
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.809%, 1/25/31	677,354	694,288
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.659%, 8/25/30	23,136	23,628
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.294%, 6/25/42	557,720	576,353
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.095%, 5/25/42	171,793	176,961
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.909%, 7/25/31	30,064	30,191
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.895%, 7/25/42	274,034	281,931
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.51%), 7.859%, 4/25/31	2,623	2,632
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.844%, 9/25/42	2,675,587	2,720,487
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.609%, 11/25/39	331,591	334,487
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.445%, 3/25/42	778,686	790,245
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.345%, 3/25/42	1,699,434	1,722,761
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.545%, 1/25/42	1,740,911	1,742,816
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.345%, 12/25/41	1,819,121	1,820,828
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.195%, 12/25/41	18,626	18,620
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	1,005,324	989,846
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (CME Term SOFR 1 Month + 0.27%), 5.61%, 11/25/36	332,833	326,517
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	1,705,315	1,581,335
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,082,959	1,027,641
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	352,681	323,332
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.81%, 5/25/36	460,712	107,621
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	1,696,450	1,420,552
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.045%, 3/25/54	1,298,047	1,303,474
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 7.25%, 11/25/59	3,187,079	3,320,235
Ser. 21-GS1, Class A1, 4.892%, 10/25/66	3,531,679	3,436,162
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	1,746,857	1,692,177
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	2,852,612	2,748,923
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 3.09%, 6/25/26	2,218,994	2,206,894
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	664,199	605,502
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.641%, 8/26/47(WAC)	722,848	696,528
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.35%, 1/25/48	165,814	165,335
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	1,599,918	1,493,297
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	628,235	584,638
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	776,769	774,380
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	181,427	168,237
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.50%, 10/25/34	89,777	87,757
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	86,032	83,563
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	163,177	151,027
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	1,605,885	1,569,110
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.30%, 5/25/47	381,671	301,345
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	941,322	928,922
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 5.289%, 12/26/50	226,741	225,915
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69(WAC)	754,000	753,450
Ser. 19-INV3, Class A3, 4.10%, 11/25/59(WAC)	747,015	717,901

		84,702,799

Total mortgage-backed securities (cost $206,289,996)		$192,466,793

ASSET-BACKED SECURITIES (3.9%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$2,100,000	$2,030,724
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	4,131,000	4,155,038
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	5,902,000	5,930,613
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	6,328,000	6,211,695
Honda Auto Receivables Owner Trust Ser. 23-4, Class A2, 5.87%, 6/22/26	6,124,000	6,170,426
Hyundai Auto Receivables Trust Ser. 23-C, Class A2A, 5.80%, 1/15/27	6,116,000	6,167,533
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.30%, 10/22/24	2,828,000	2,807,132
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.20%, 5/7/24	4,617,600	4,607,502
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.70%, 7/25/51 (Ireland)	366,931	364,091
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.285%, 6/29/24	4,465,000	4,463,982
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.05%, 1/25/46	17,470	17,450
Toyota Auto Loan Extended Note Trust 144A Ser. 19-1A, Class A, 2.56%, 11/25/31	2,525,000	2,503,275
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	1,006,000	1,011,802
Ser. 21-1, Class A3, 1.02%, 6/22/26	2,032,990	1,981,638

Total asset-backed securities (cost $48,139,231)		$48,422,901

COLLATERALIZED LOAN OBLIGATIONS (1.8%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.676%, 4/15/34 (Cayman Islands)	$2,517,000	$2,518,261
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/20/34 (Cayman Islands)	1,600,000	1,602,765
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	2,000,000	2,000,252
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 7/20/34	1,350,000	1,343,373
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.829%, 11/22/34 (Cayman Islands)	2,104,000	2,093,084
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.746%, 10/15/34 (Cayman Islands)	2,706,000	2,706,238
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	2,000,000	1,999,502
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	334,000	334,156
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	1,650,000	1,650,469
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.866%, 1/15/35 (Cayman Islands)	1,655,000	1,645,889
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	1,200,000	1,200,131
RR CLO 18, Ltd. 144A FRB Ser. 21-18A, Class A2, (CME Term SOFR 3 Month + 1.86%), 7.176%, 10/15/34 (Cayman Islands)	2,100,000	2,100,174
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.749%, 10/20/34 (Cayman Islands)	850,000	849,981
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	500,000	494,898

Total collateralized loan obligations (cost $22,477,279)		$22,539,173

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$106,000	$100,382

Total U.S. treasury obligations (cost $100,382)		$100,382

SHORT-TERM INVESTMENTS (13.5%)(a)
		Principal amount/shares	Value
Albermarle Corp. commercial paper 5.862%, 2/7/24		$5,000,000	$4,994,410
Alexandria Real Estate Equities, Inc. commercial paper 5.562%, 2/9/24		5,000,000	4,993,146
Arrow Electronics, Inc. commercial paper 5.871%, 2/7/24		2,500,000	2,497,195
Arrow Electronics, Inc. commercial paper 5.784%, 2/1/24		5,300,000	5,299,158
Autonation, Inc. commercial paper 5.851%, 2/1/24		8,500,000	8,498,655
Aviation Capital Group, LLC commercial paper 5.940%, 2/2/24		4,000,000	3,998,777
Aviation Capital Group, LLC commercial paper 5.751%, 2/1/24		8,000,000	7,998,777
Conagra Brands, Inc. commercial paper 5.631%, 2/1/24		4,800,000	4,799,248
Duke Energy Corp. commercial paper 5.666%, 2/5/24		2,500,000	2,498,116
ERAC USA Finance, LLC commercial paper 5.566%, 2/6/24		4,750,000	4,745,702
Fidelity National Information Services, Inc. commercial paper 5.599%, 2/9/24		3,500,000	3,495,238
FMC Corp. commercial paper 5.951%, 2/1/24		6,713,000	6,711,873
Intercontinental Exchange, Inc. commercial paper 5.583%, 2/22/24		3,500,000	3,487,838
Intercontinental Exchange, Inc. commercial paper 5.584%, 2/16/24		2,752,000	2,745,040
Intercontinental Exchange, Inc. commercial paper 5.588%, 2/12/24		2,000,000	1,996,206
Marathon Oil Corp. commercial paper 5.988%, 2/2/24		4,000,000	3,998,795
Marriott International, Inc./MD commercial paper 5.628%, 2/29/24		5,000,000	4,977,507
Marriott International, Inc./MD commercial paper 5.673%, 2/21/24		2,325,000	2,317,377
Nutrien, Ltd. commercial paper 5.735%, 2/5/24 (Canada)		4,050,000	4,046,925
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	72,200,196	72,200,196
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(P)	Shares	260,000	260,000
Targa Resources Corp. commercial paper 6.001%, 2/1/24		$5,500,000	5,499,129
U.S. Treasury Bills 5.394%, 2/22/24(SEGSF)		500,000	498,465
Western Midstream Operating, LP commercial paper 6.203%, 2/5/24		1,755,000	1,753,510
WRKCo., Inc. commercial paper 5.566%, 2/6/24		5,000,000	4,995,476

Total short-term investments (cost $169,321,544)			$169,306,759
TOTAL INVESTMENTS

Total investments (cost $1,288,499,090)			$1,243,789,754

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation
		$486,731,000	$4,166,417	(E)	$(3,980,938)	3/20/26	US SOFR — Annually	4.40% — Annually	$185,479
		197,808,000	4,852,230	(E)	5,148,125	3/20/29	4.10% — Annually	US SOFR — Annually	295,895

	Total				$1,167,187				$481,374
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$2,939	$19,859	$2,514	5/11/63	300 bp — Monthly	$437
	CMBX NA BBB-.6 Index	BB/P	5,604	42,950	5,438	5/11/63	300 bp — Monthly	192
	CMBX NA BBB-.6 Index	BB/P	11,483	85,901	10,875	5/11/63	300 bp — Monthly	658
	CMBX NA BBB-.6 Index	BB/P	10,944	88,672	11,226	5/11/63	300 bp — Monthly	(230)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	20,343	65,750	20,317	5/11/63	500 bp — Monthly	90
	CMBX NA BB.7 Index	B-/P	6,533	17,492	5,274	1/17/47	500 bp — Monthly	1,277
	Credit Suisse International
	CMBX NA BBB-.7 Index	BB/P	38,436	292,230	47,487	1/17/47	300 bp — Monthly	(8,881)
	Goldman Sachs International
	CMBX NA A.7 Index	A-/P	1,855	14,033	1,723	1/17/47	200 bp — Monthly	137
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B+/P	22,651	24,726	7,640	5/11/63	500 bp — Monthly	15,035
	CMBX NA BB.7 Index	B-/P	627,248	1,018,485	307,073	1/17/47	500 bp — Monthly	321,164
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	269	462	58	5/11/63	300 bp — Monthly	211
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	A-/P	346	2,476	304	1/17/47	200 bp — Monthly	43
	CMBX NA BB.6 Index	B+/P	20,116	63,502	19,622	5/11/63	500 bp — Monthly	555

Upfront premium received			768,767		Unrealized appreciation			339,799

Upfront premium (paid)			—		Unrealized (depreciation)			(9,111)

	Total		$768,767				Total	$330,688
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$16,509	$2,027	1/17/47	(200 bp) — Monthly	$1,724
	CMBX NA BBB-.6 Index	(9,679)	70,199	8,887	5/11/63	(300 bp) — Monthly	(833)
	Credit Suisse International
	CMBX NA BB.7 Index	(52,019)	224,210	67,599	1/17/47	(500 bp) — Monthly	15,362
	CMBX NA BB.7 Index	(42,273)	204,333	61,606	1/17/47	(500 bp) — Monthly	19,135
	CMBX NA BB.7 Index	(3,989)	127,004	39,244	5/11/63	(500 bp) — Monthly	35,132
	CMBX NA BBB-.6 Index	(42,991)	167,645	21,224	5/11/63	(300 bp) — Monthly	(21,865)
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,333)	26,974	8,335	5/11/63	(500 bp) — Monthly	(24)
	CMBX NA BB.7 Index	(42,568)	118,465	35,717	1/17/47	(500 bp) — Monthly	(6,965)
	CMBX NA BBB-.7 Index	(13,164)	60,694	9,863	1/17/47	(300 bp) — Monthly	(3,337)
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	230,974	37,533	1/17/47	(300 bp) — Monthly	(59,090)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	267,939	80,784	1/17/47	(500 bp) — Monthly	22,060
	CMBX NA BBB-.7 Index	(82)	562	91	1/17/47	(300 bp) — Monthly	9
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(84,058)	221,030	66,640	1/17/47	(500 bp) — Monthly	(17,633)

Upfront premium received		—			Unrealized appreciation		93,422

Upfront premium (paid)		(454,404)			Unrealized (depreciation)		(109,747)

	Total	$(454,404)				Total	$(16,325)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,253,940,153.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$28,397,200	$234,805,492	$191,002,496	$688,951	$72,200,196

	Total Short-term investments	$28,397,200	$234,805,492	$191,002,496	$688,951	$72,200,196
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $321,966.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $2,995,116 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $320,857 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $321,966 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$48,422,901	$—
Collateralized loan obligations	—	22,539,173	—
Corporate bonds and notes	—	810,953,746	—
Mortgage-backed securities	—	192,466,793	—
U.S. treasury obligations	—	100,382	—
Short-term investments	260,000	169,046,759	—

Totals by level	$260,000	$1,243,529,754	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(685,813)	$—
Credit default contracts	—	—	—

Totals by level	$—	$(685,813)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$721,400,000
OTC credit default contracts (notional)	$3,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com